INVENTORIES (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Inventory [Line Items]
Raw materials	$ 295,539	$ 115,839	$ 0
Accessory parts	899,252	635,708	0
Contracts work in process	980,923	1,030,106	0
Total	$ 2,175,714	$ 1,781,653	$ 0